Share-Based Payment (Details) - Schedule of fair value of the share options $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Consultants and Employees [Member]
Share-Based Payment (Details) - Schedule of fair value of the share options [Line Items]
Number of equity instruments granted | shares	26,861,174
Fair value in the grant date (thousands USD) | $	$ 86,989
Expected dividend yield | $
Outstanding as of December 31, 2021 | shares	21,022,609
Exercisable as of December 31, 2021 (from grants granted in 2019-2021) | shares	7,337,388
Consultants and Employees [Member] | Bottom of range [member]
Share-Based Payment (Details) - Schedule of fair value of the share options [Line Items]
Range of share price (USD)	$ 2.03
Range of exercise price (USD)	$ 0
Range of expected share price volatility	58.54%
Range of estimated life (years)	4 years
Range of weighted average of risk-free interest rate	0.36%
Consultants and Employees [Member] | Top of range [member]
Share-Based Payment (Details) - Schedule of fair value of the share options [Line Items]
Range of share price (USD)	$ 10.94
Range of exercise price (USD)	$ 11.88
Range of expected share price volatility	115.14%
Range of estimated life (years)	9 years
Range of weighted average of risk-free interest rate	1.65%
Directors and CEO [Member]
Share-Based Payment (Details) - Schedule of fair value of the share options [Line Items]
Number of equity instruments granted | shares	36,744,405
Fair value in the grant date (thousands USD) | $	$ 21,056
Expected dividend yield | $
Outstanding as of December 31, 2021 | shares	34,410,284
Exercisable as of December 31, 2021 (from grants granted in 2019-2021) | shares	30,631,203
Directors and CEO [Member] | Bottom of range [member]
Share-Based Payment (Details) - Schedule of fair value of the share options [Line Items]
Range of share price (USD)	$ 1.38
Range of exercise price (USD)	$ 0.7
Range of expected share price volatility	60.22%
Range of estimated life (years)	4 years
Range of weighted average of risk-free interest rate	0.29%
Directors and CEO [Member] | Top of range [member]
Share-Based Payment (Details) - Schedule of fair value of the share options [Line Items]
Range of share price (USD)	$ 6.52
Range of exercise price (USD)	$ 9.33
Range of expected share price volatility	125.95%
Range of estimated life (years)	7 years 29 days
Range of weighted average of risk-free interest rate	1.33%